CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	87,462	(130,344)	(179,687)	(506,148)	1,153,599
Adjustment for realized gains included in net loss	0	(243,565)	(7,373)	(755,233)	(1,021,692)
Other comprehensive income (loss)	87,462	(373,909)	(187,060)	(1,261,381)	131,907
Comprehensive loss for the period	$ (1,661,600)	$ (5,435,525)	$ (14,565,770)	$ (18,360,030)	$ (59,496,326)